Financial Risk Management - Disclosure of Market Risk (Details) - NZD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019	Jan. 31, 2018
Trade Receivables [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	$ 480	$ 378	$ 1,903
Trade Receivables [Member] | AUD [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets		51	328
Trade Receivables [Member] | US [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	19	42	199
Trade Receivables [Member] | GBP [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	20
Trade Receivables [Member] | EUR [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	441	285	1,376
Trade Receivables [Member] | HKD [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets
Trade Payables [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial liabilities	4,168	9,112	12,146
Trade Payables [Member] | AUD [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial liabilities	12	1	781
Trade Payables [Member] | US [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial liabilities	4,068	9,035	11,209
Trade Payables [Member] | GBP [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial liabilities	85	8	74
Trade Payables [Member] | EUR [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial liabilities	1	61	29
Trade Payables [Member] | HKD [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial liabilities	2	7	53
Cash and Cash Equivalents [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	2,341	829	9,184
Cash and Cash Equivalents [Member] | AUD [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	1,500	623	1,660
Cash and Cash Equivalents [Member] | US [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	747	149	7,190
Cash and Cash Equivalents [Member] | GBP [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	85	38	77
Cash and Cash Equivalents [Member] | EUR [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	5	8	92
Cash and Cash Equivalents [Member] | HKD [Member]
Statement Line Items [Line Items]
Foreign currency denominated financial assets	$ 4	$ 11	$ 165